Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Loan from banks; bearing interest of 0.22% at December 31, 2022 and 0.21% at December 31, 2021	[1]	¥ 54,000	¥ 174,000
Other debt	[2]	3,589	7,040
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total		57,589	181,040
Less current portion		(55,172)	(1,290)
Long-term debt, excluding current installments (Notes 9 and 21)		¥ 2,417	¥ 179,750

[1]	During the year ended December 31, 2022, Canon prepaid ¥120,000 million of the outstanding loan under the unsecured revolving credit facility contracts which had expiration date in December 2023. The outstanding loans under the credit facilities are ¥54,000 million at a floating interest of 0.22% and Canon has no unused credit facilities as of December 31, 2022.
[2]	Other debt consisted of Bank loans and finance lease obligations as of December 31, 2022 and 2021.